BUSINESS ACQUISITIONS (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 03, 2018	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019	Dec. 02, 2019
Business Acquisition [Line Items]
Net Income (Loss)			$ 1,000,000	$ 1,000,000	$ 26,661,541
MME Evanston Retail, LLC [Member]
Business Acquisition [Line Items]
Total Consideration						$ 6,930,557
January 15, 2019 [Member] | Viktoriya Medical Supplies LLC [Member]
Business Acquisition [Line Items]
Cash					3,800,000
Note Payable					6,500,000
Relief of Credit
Subordinate Voting Shares
Present Value of Deferred Payments
Contingent Consideration
Total Consideration					$ 10,300,000
Subordinate Voting Shares 1
Current assets					$ 200,000
Fixed Assets
Non-Current Assets					3,328
Liabilities Assumed
Deferred Tax Liabilities					(1,539,744)
Customer Relationships					1,650,000
Dispensary License					3,510,000
Total Intangible Assets					5,160,000
Total Identifiable Net Assets					3,823,584
Goodwill					6,476,416
Total Preliminary Accounting Estimate of Net Assets Acquired					10,300,000
Acquisition Costs Expensed					528,888
Net Income (Loss)					(1,462,801)
Revenues					2,960,376
Pro Forma Net Income (Loss)					(755,000)
Pro Forma Revenues					5,334,000
March 29, 2019 [Member] | PHSL, LLC [Member]
Business Acquisition [Line Items]
Cash					750,000
Note Payable					2,250,000
Relief of Credit
Subordinate Voting Shares
Present Value of Deferred Payments
Contingent Consideration
Total Consideration					$ 3,000,000
Subordinate Voting Shares 1
Current assets					$ 114,645
Fixed Assets
Non-Current Assets
Liabilities Assumed					(67,989)
Deferred Tax Liabilities					(474,158)
Customer Relationships					659,000
Dispensary License					930,000
Total Intangible Assets					1,589,000
Total Identifiable Net Assets					1,161,498
Goodwill					1,838,502
Total Preliminary Accounting Estimate of Net Assets Acquired					3,000,000
Acquisition Costs Expensed
Net Income (Loss)					91,646
Revenues					331,535
Pro Forma Net Income (Loss)					(235,000)
Pro Forma Revenues					1,232,000
September 3, 2019 [Member] | MattnJeremy, Inc. [Member]
Business Acquisition [Line Items]
Cash				1,000,000
Note Payable
Relief of Credit
Subordinate Voting Shares
Present Value of Deferred Payments				$ 1,875,000
Contingent Consideration				9,833,000
Total Consideration				$ 12,708,000
Subordinate Voting Shares 1				5,112,263
Current assets				$ 405,000
Fixed Assets
Non-Current Assets
Liabilities Assumed
Deferred Tax Liabilities				(1,844,465)
Customer Relationships				830,000
Dispensary License				5,100,000
Total Intangible Assets				5,930,000
Total Identifiable Net Assets				4,490,535
Goodwill				8,217,465
Total Preliminary Accounting Estimate of Net Assets Acquired				12,708,000
Acquisition Costs Expensed				421,497
Net Income (Loss)				(11,293,305)
Revenues				3,199,684
Pro Forma Net Income (Loss)				10,000
Pro Forma Revenues				50,000
December 2, 2019 [Member] | MME Evanston Retail, LLC [Member]
Business Acquisition [Line Items]
Cash
Note Payable
Relief of Credit				$ 6,930,557
Subordinate Voting Shares
Present Value of Deferred Payments
Contingent Consideration
Total Consideration				$ 6,930,557
Subordinate Voting Shares 1
Current assets				$ 537,771
Fixed Assets				430,621
Non-Current Assets
Liabilities Assumed
Deferred Tax Liabilities				(1,583,745)
Customer Relationships				300,000
Dispensary License				4,500,000
Total Intangible Assets				4,800,000
Total Identifiable Net Assets				4,184,647
Goodwill				2,745,910
Total Preliminary Accounting Estimate of Net Assets Acquired				6,930,557
Acquisition Costs Expensed
Net Income (Loss)				870,289
Revenues				6,283,249
Pro Forma Net Income (Loss)				(132,726)
Pro Forma Revenues				4,488,035
LVMC, LLC [Member] | October 9, 2018 [Member]
Business Acquisition [Line Items]
Cash					10,075,000
Note Payable
Relief of Credit
Subordinate Voting Shares
Present Value of Deferred Payments
Contingent Consideration
Total Consideration					$ 10,075,000
Subordinate Voting Shares 1
Current assets
Fixed Assets
Non-Current Assets
Liabilities Assumed
Deferred Tax Liabilities					(1,028,307)
Customer Relationships					770,000
Dispensary License					4,889,000
Total Intangible Assets					5,659,000
Total Identifiable Net Assets					4,630,693
Goodwill					5,444,307
Total Preliminary Accounting Estimate of Net Assets Acquired					10,075,000
Acquisition Costs Expensed					650,000
Net Income (Loss)					(2,108,596)
Revenues					1,914,479
Pro Forma Net Income (Loss)					(140,000)
Pro Forma Revenues
Monarch [Member]
Business Acquisition [Line Items]
Cash	$ 6,986,541
Total Consideration	$ 21,098,012
Subordinate Voting Shares 1	4,019,065
Monarch [Member] | December 3, 2018 [Member]
Business Acquisition [Line Items]
Cash					6,986,541
Note Payable
Relief of Credit
Subordinate Voting Shares					13,337,471
Present Value of Deferred Payments
Contingent Consideration					774,000
Total Consideration					$ 21,098,012
Subordinate Voting Shares 1					4,019,065
Current assets					$ 1,670,296
Fixed Assets					162,560
Non-Current Assets
Liabilities Assumed					(647,800)
Deferred Tax Liabilities					(1,229,995)
Customer Relationships					1,820,000
Dispensary License					2,410,000
Total Intangible Assets					4,230,000
Total Identifiable Net Assets					4,185,061
Goodwill					16,912,951
Total Preliminary Accounting Estimate of Net Assets Acquired					21,098,012
Acquisition Costs Expensed					1,147,320
Net Income (Loss)					(1,369,842)
Revenues					3,905,002
Pro Forma Net Income (Loss)					(219,000)
Pro Forma Revenues					5,770,000
Future Transactions Holding LLC [Member] | February 4, 2019 [Member]
Business Acquisition [Line Items]
Cash					3,050,000
Note Payable					3,000,000
Relief of Credit
Subordinate Voting Shares					6,895,270
Present Value of Deferred Payments
Contingent Consideration
Total Consideration					$ 12,945,270
Subordinate Voting Shares 1					2,117,238
Current assets					$ 88,142
Fixed Assets					436,499
Non-Current Assets
Liabilities Assumed					(24,481)
Deferred Tax Liabilities					(1,444,940)
Customer Relationships					1,550,000
Dispensary License					2,530,000
Total Intangible Assets					4,080,000
Total Identifiable Net Assets					3,135,220
Goodwill					9,810,050
Total Preliminary Accounting Estimate of Net Assets Acquired					12,945,270
Acquisition Costs Expensed					252,492
Net Income (Loss)					(455,441)
Revenues					1,665,602
Pro Forma Net Income (Loss)					(250,000)
Pro Forma Revenues					1,664,000
Kannaboost Technology Inc. and CSI Solutions LLC [Member] | February 13, 2019 [Member]
Business Acquisition [Line Items]
Cash					2,000,000
Note Payable					15,000,000
Relief of Credit
Subordinate Voting Shares					14,169,438
Present Value of Deferred Payments
Contingent Consideration
Total Consideration					$ 31,169,438
Subordinate Voting Shares 1					4,739,626
Current assets					$ 1,857,589
Fixed Assets					3,220,955
Non-Current Assets
Liabilities Assumed
Deferred Tax Liabilities					(6,059,814)
Customer Relationships					3,390,000
Dispensary License					13,900,000
Total Intangible Assets					17,290,000
Total Identifiable Net Assets					16,308,730
Goodwill					14,860,708
Total Preliminary Accounting Estimate of Net Assets Acquired					31,169,438
Acquisition Costs Expensed
Net Income (Loss)					(1,143,117)
Revenues					6,139,233
Pro Forma Net Income (Loss)					2,511,000
Pro Forma Revenues					11,044,000
TOTAL [Member]
Business Acquisition [Line Items]
Cash				1,000,000	26,661,541
Note Payable					26,750,000
Relief of Credit				$ 6,930,557
Subordinate Voting Shares					34,402,179
Present Value of Deferred Payments				$ 1,875,000
Contingent Consideration				9,833,000	774,000
Total Consideration				$ 19,638,577	$ 88,587,720
Subordinate Voting Shares 1				5,112,263	10,875,929
Current assets				$ 942,771	$ 3,930,672
Fixed Assets				430,621	3,820,014
Non-Current Assets					3,328
Liabilities Assumed					(740,270)
Deferred Tax Liabilities				(3,428,210)	(11,776,958)
Customer Relationships				1,130,000	9,839,000
Dispensary License				9,600,000	28,169,000
Total Intangible Assets				10,730,000	38,008,000
Total Identifiable Net Assets				8,675,182	33,244,786
Goodwill				10,963,375	55,342,934
Total Preliminary Accounting Estimate of Net Assets Acquired				19,638,577	88,587,720
Acquisition Costs Expensed				421,497	2,578,700
Net Income (Loss)				(10,423,016)	(6,448,151)
Revenues				9,482,933	16,916,227
Pro Forma Net Income (Loss)				(122,726)	912,000
Pro Forma Revenues				$ 4,538,035	$ 25,044,000